Subsidiaries (Schedule of Group's Significant Subsidiaries) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Netvision Ltd [Member]
Disclosure of subsidiaries [line items]
Principal location of the subsidiary's activity	Israel	Israel
The Group's ownership interest in the subsidiary for the year ended December 31	100.00%	100.00%
013 Netvision Ltd [Member]
Disclosure of subsidiaries [line items]
Principal location of the subsidiary's activity	Israel	Israel
The Group's ownership interest in the subsidiary for the year ended December 31	100.00%	100.00%